SIGNIFICANT CUSTOMERS (Tables)	12 Months Ended
Dec. 31, 2020
SIGNIFICANT CUSTOMERS (Tables)
Schedules of Concentration
	Year Ended December 31,
	2020	2019
Customer A	43%	44%
Customer C	27%	6%

Schedule of customer accounts receivable, concentration
	December 31,	December 31,
	2020	2019
Customer A	79%	75%
Customer D	0%	17%
Customer E	14%	0%